FINANCIAL RISK MANAGEMENT - MARKET RISK - CASH FLOW AND FAIR VALUE INTEREST RATE RISK (Details) - Interest rate risk [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average interest rate of deposits held in banks	1.53%	1.62%
Interest bearing debts	¥ 0	¥ 0